OTHER RECEIVABLES, NET (Tables)	12 Months Ended
Jun. 30, 2020
OTHER RECEIVABLES, NET
Schedule of Other receivables

Other receivables, net consisted of the following:

	June 30,	June 30,	June 30,
Third Party	2019	2020	2020
	RMB	RMB	U.S. Dollars
Business advances to officers and staffs (A)	¥1,013,971	¥1,141,829	$161,510
Deposits for projects	1,400,892	1,381,081	195,351
VAT recoverable	3,803,556	3,746,435	529,926
Others	1,348,913	1,614,133	228,316
	7,567,332	7,883,478	1,115,103
Less: Long term portion (B)	(440,015)	(3,640)	(515)
Allowance for doubtful accounts	(1,461,724)	(1,529,036)	(216,279)
Other receivable - current portion	¥5,665,593	¥6,350,802	$898,309

(A)

Business advances to officers and staffs represent advances for business travel and sundry expenses related to oilfield or on-site installation and inspection of products through customer approval and acceptance.

(B)	Long-term portion are mainly tender deposits for large-scale projects or rental contracts. These funds may not be collected back until projects are finished or contracts are completed.

Schedule of Movement of allowance for doubtful accounts

Movement of allowance for doubtful accounts is as follows:

	June 30,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Beginning balance	¥901,930	¥1,461,724	$206,757
Charge to expense	259,766	67,312	9,522
Add: reversal of bad debt allowance	300,028	—	—
Ending balance	¥1,461,724	¥1,529,036	$216,279